Annual Fund Operating Expenses - Beacon Dynamic Allocation Fund	Jun. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
Beacon Dynamic Allocation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.68%
Other Expenses (as a percentage of Assets):	0.68%	[1]
Acquired Fund Fees and Expenses	0.33%	[2]
Expenses (as a percentage of Assets)	2.21%
Fee Waiver or Reimbursement	(0.48%)	[3]
Net Expenses (as a percentage of Assets)	1.73%	[1],[3]
Beacon Dynamic Allocation Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.69%
Other Expenses (as a percentage of Assets):	0.69%	[1]
Acquired Fund Fees and Expenses	0.33%	[2]
Expenses (as a percentage of Assets)	2.97%
Fee Waiver or Reimbursement	(0.49%)	[3]
Net Expenses (as a percentage of Assets)	2.48%	[1],[3]
Beacon Dynamic Allocation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.69%
Other Expenses (as a percentage of Assets):	0.69%	[1]
Acquired Fund Fees and Expenses	0.33%	[2]
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(0.49%)	[3]
Net Expenses (as a percentage of Assets)	1.48%	[1],[3]

[1]	The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund” or “Predecessor Dynamic Fund”), reorganized into the Fund following the close of business on February 13, 2026. Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until February 28, 2028, so that the total annual operating expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.40%, 2.15% and 1.15% for Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits in effect at the time of the waiver or the then-current expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser.